Statements of Operations (Periods ended September 30 Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
General and administrative	0	76,675	0	76,675	77,116	122,178
Operating Income (Loss)	0	(76,675)	0	(76,675)	(77,116)	(122,178)
Imputed interest expense	200	200	599	599	799	0
Net Income (Loss) Attributable to Parent	$ (200)	$ (76,875)	$ (599)	$ (77,274)	$ (77,915)	$ (122,178)
Weighted Average Number of Shares Outstanding, Basic and Diluted	41,086	27,242	41,086	9,180	17,222	0
Earnings Per Share, Basic and Diluted	$ (0.00)	$ (2.82)	$ (0.01)	$ (8.42)	$ (4.52)	$ 0